Consolidated Balance Sheets - USD ($)		Oct. 31, 2021	Oct. 31, 2020
Current Assets
Cash and cash equivalents		$ 7,372,895	$ 764,492
Short-term investment		1,180,772
Accounts receivable		6,566	14,875
Accounts receivable – related party		529,407	1,518,264
Due from related parties		367,549	173,643
Inventories		266,106	154,586
Advances to suppliers		1,594,278	569,023
Loans receivable from related parties, net		9,673,893	2,999,261
Other receivables and other current assets		1,228,738	280,789
Total current assets		22,220,204	6,474,933
Non-current Assets
Property, plant and equipment, net		373,108	101,877
Intangible assets, net		18,053	16,436
Other non-current assets		558,702	2,349
Operating lease right of use asset		846,200
Loans receivable from related parties, net		4,136,657	5,308,919
Total non-current assets		5,932,720	5,429,581
TOTAL ASSETS		28,152,924	11,904,514
Current liabilities
Accruals and other payables		595,364	82,182
Accounts payable – related party		44,366	102,411
Accounts payable		15,695	872
Taxes payable		2,923,987	2,772,447
Operating lease liabilities - current		163,148
Contract liability		114,916	116,977
Contract liability – related party		164,804	614,449
Total current liabilities		4,022,280	3,689,338
Non-current liabilities
Operating lease liabilities - non-current		537,432
Deferred income		1,263,840
Total non-current liabilities		1,801,272
TOTAL LIABILITIES		5,823,552	3,689,338
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Ordinary shares (150,000,000 shares authorized, par value $0.001, 21,426,844 shares issued and outstanding as of October 31, 2021)	[1]	21,427	15,000
Additional paid in capital		13,150,667	308,939
Statutory reserve		891,439	690,624
Retained earnings		7,459,539	6,846,609
Accumulated other comprehensive income/ (loss)		541,615	(60,426)
Total equity attributable to Jiuzi		22,064,687	7,800,746
Equity attributable to noncontrolling interests		264,685	414,430
Total Stockholders’ equity		22,329,372	8,215,176
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 28,152,924	$ 11,904,514

[1]	Giving retroactive effect for the Share Subdivision and 2-for-1 stock dividend on post-Share Subdivision basis